UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one): 	[ ] is a restatement.
                             		[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Provident Capital Corp.
Address:	        4130 La Jolla Village Drive
			Suite 203
			La Jolla, CA  92037
13F File Number:	028-04927

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Robbins Y. Tong
Title:	President
Phone:	858-623-8459

Signature, Place, and Date of Signing:



Robbins Y. Tong, La Jolla, California		Date

Report Type (Check only one):
[X] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE

REPORT SUMMARY:
NUMBER OF OTHER INCLUDED MANAGERS:        0
FORM 13F INFORMATION TABLE ENTRY TOTAL:   30
FORM 13F INFORMATION TABLE VALUE TOTAL:  $73,628,000

LIST OF OTHER INCLUDED MANAGERS:          NONE

FORM 13F INFORMATION TABLE
AS OF DATE:  06/30/05

                                                              VALUE    SHARES/   SH/ PUT/ INVSTMT    VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP    (x$1000)  PRN AMT   PRN CALL DSCRETN  SOLE   SHARED   NONE
          --------------	   --------------   -----    --------  -------   --- ---- ------- ------ --------  ----

AGILENT TECHNOLOGIES INC COM             COM      00846U101    4408     191500   SH        SOLE     0       0     191500
AMGEN INC COM                            COM       31162100     407     6728     SH        SOLE     0       0     6728
APPLERA CORP COM APPLIED BIO             COM       38020103    4544     231000   SH        SOLE     0       0     231000
APPLIED MATLS INC COM                    COM       38222105    2699     166802   SH        SOLE     0       0     166802
BARRICK GOLD CORP COM                    COM       67901108    8820     352383   SH        SOLE     0       0     352383
CHINA MOBILE HONG KONG LTD ADR           COM      16941M109    4414     237450   SH        SOLE     0       0     237450
CHUBB CORP                               COM      171232101    2213     25850    SH        SOLE     0       0     25850
COHERENT INC                             COM      192479103    7003     194475   SH        SOLE     0       0     194475
COMPUWARE CORP COM                       COM      205638109    1081     150300   SH        SOLE     0       0     150300
CONOCOPHILLIPS COM                       COM      20825C104    6606     114900   SH        SOLE     0       0     114900
CONVERGYS CORP COM                       COM      212485106    4100     288300   SH        SOLE     0       0     288300
EXXON MOBIL CORP COM                     COM      30231G102    269      4686     SH        SOLE     0       0     4686
GEMSTAR-TV GUIDE INTL INC COM            COM      36866W106    1214     338200   SH        SOLE     0       0     338200
GERON CORP COM                           COM      374163103    3545     458010   SH        SOLE     0       0     458010
INFINEON TECHNOLOGIES AG ADR S           COM      45662N103    199      21500    SH        SOLE     0       0     21500
INGRAM MICRO INC CL A                    COM      457153104    725      46300    SH        SOLE     0       0     46300
INTERWOVEN INC COM NEW                   COM      46114T508    495      65800    SH        SOLE     0       0     65800
MILLEA HOLDINGS INC COM                  COM      60032R106    3030     44816    SH        SOLE     0       0     44816
MITSUBISHI TOKYO FINL GROUP SP           COM      606816106    2948     347666   SH        SOLE     0       0     347666
NEWPORT CORP COM                         COM      651824104    222      16000    SH        SOLE     0       0     16000
OLD NATL BANCORP IND COM                 COM      680033107    416      19454    SH        SOLE     0       0     19454
PNC BANK CORP COM                        COM      693475105    980      18000    SH        SOLE     0       0     18000
QUEST SOFTWARE INC COM                   COM      74834T103    551      40400    SH        SOLE     0       0     40400
RED HAT INC COM                          COM      756577102    769      58700    SH        SOLE     0       0     58700
SABRE HLDGS CORP CL A                    COM      785905100    3828     191900   SH        SOLE     0       0     191900
SCHWAB CHARLES CORP NEW COM              COM      808513105    1376     122000   SH        SOLE     0       0     122000
SEMICONDUCTOR MFG INTL CORP SP           COM      81663N206    1713     166300   SH        SOLE     0       0     166300
TIDEWATER INC COM                        COM      886423102    248      6500     SH        SOLE     0       0     6500
UNOCAL CORP COM                          COM      915289102    4241     65200    SH        SOLE     0       0     65200
WEBMD CORP COM                           COM      94769M105    564      54900    SH        SOLE     0       0     54900

LINE COUNT: 30